Stock-Based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended		8 Months Ended	9 Months Ended
	Nov. 05, 2018	Jul. 31, 2019	Apr. 30, 2019	Mar. 30, 2019	Sep. 30, 2019	Oct. 31, 2018	Dec. 31, 2018	Sep. 30, 2019	Jul. 17, 2019	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock approved and reserved for issuance					4,979,255		9,347,681	4,979,255		3,179,255
Number of shares, Granted			1,426,875	1,426,875
Stock-based compensation expense					$ 2,144,000			$ 4,003,000
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					830,000			1,539,000
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 1,314,000			$ 2,464,000
Common Stock | Founder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued for services	562,500					1,187,500
Vesting period	4 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock approved and reserved for issuance					3,206,812			3,206,812
Expected dividend yield					0.00%			0.00%
Total unrecognized stock-based compensation related to unvested stock option awards granted					$ 23,200,000			$ 23,200,000
Unrecognized stock-based compensation related to unvested stock, expected to recognize over weighted-average period								3 years 2 months 24 days
Number of shares, Granted								3,206,812
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation related to unvested stock, expected to recognize over weighted-average period								3 years 2 months 12 days
Share vested					33,398		11,719	101,952
Total unrecognized compensation expense related to unvested restricted stock					$ 1,200,000			$ 1,200,000
Stock-based compensation expense							$ 34,000
Restricted Stock | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							$ 26,000
Restricted Stock | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation related to unvested stock, expected to recognize over weighted-average period							3 years 10 months 24 days
Total unrecognized compensation expense related to unvested restricted stock							$ 1,600,000
Stock-based compensation expense							$ 8,000
Restricted Stock | Founder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement date fair value for stock issued for services	$ 2.936
Restricted Stock | Common Stock | Founder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued for services	562,500
Total compensation cost	$ 1,700,000
Vesting period	4 years
2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock approved and reserved for issuance		1,401,443			1,272,443			1,272,443
Equity incentive plans, description		A total of 1,401,443 shares of common stock were approved to be initially reserved for issuance under the 2019 Plan, including 101,443 shares that remained available for issuance under the 2018 Plan as of July 17, 2019. Shares subject to outstanding awards under the 2018 Plan as of the effective date of the 2019 Plan that are subsequently canceled, forfeited or repurchased by the Company will be added to the shares reserved under the 2019 Plan. In addition, the number of shares of common stock available for issuance under the 2019 Plan will be automatically increased on the first day of each calendar year during the ten-year term of the 2019 Plan, beginning with January 1, 2020 and ending with January 1, 2029, by an amount equal to 5% of the outstanding number of shares of the Company’s common stock on December 31st of the preceding calendar year or such lesser amount as determined by the Company’s board of directors. As of September 30, 2019, 1,272,443 shares of common stock were available for issuance under the 2019 Plan.
Shares of common stock expiration term		10 years
Shares of common stock beginning date		Jan. 01, 2020
Shares of common stock ending date		Jan. 01, 2029
Percentage of annual increase in common stock available for issuance		5.00%
2018 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock approved and reserved for issuance	3,179,255								101,443
Stock option Additional reserve increase	1,320,104
Number of shares, Granted							0
2018 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option authorized	1,859,151
2019 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plans, description		A total of 500,000 shares of common stock were approved to be initially reserved for issuance under the ESPP. In addition, the number of shares of common stock available for issuance under the ESPP will be automatically increased on the first day of each calendar year during the first ten-years of the term of the ESPP, beginning with January 1, 2020 and ending with January 1, 2029, by an amount equal to the lessor of (i) 1% of the outstanding number of shares of common stock on December 31st of the preceding calendar year, (ii) 1,500,000 shares of common stock or (iii) such lesser amount as determined by the Company’s board of directors. The Company had 500,000 shares available for future issuance under the 2019 ESPP as of September 30, 2019.
Shares of common stock expiration term		10 years
Shares of common stock beginning date		Jan. 01, 2020
Shares of common stock ending date		Jan. 01, 2029
Percentage of annual increase in common stock available for issuance		1.00%
Stock issued for services		500,000			500,000			500,000
Annual increase in common stock available for issuance, shares		1,500,000